Annual Fund Operating Expenses - Small Cap Stock Fund	Dec. 01, 2020
Fund Shares
Operating Expenses:
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.13%	[2]
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses after Reimbursement	1.13%	[3]
Inst. Shares
Operating Expenses:
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.02%	[2]
Fee Waiver/Expense Reimbursement	(0.01%)
Total Annual Fund Operating Expenses after Reimbursement	1.01%	[3]

[1]	The management fee (which is equal to an annualized rate of 0.75% of the Fund’s average daily net assets) may fluctuate (increase or decrease by up to +/- 0.06% of the average nets assets of the Fund) based on the Fund’s performance relative to the Lipper Small-Cap Core Funds Index measured over a rolling 36-month period. See Fund Management section for a description of the performance adjustment fee.
[2]	The total annual operating expenses for the Fund Shares and Institutional Shares may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund Shares and Institutional Shares and do not include acquired fund fees and expenses.
[3]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 1.10% of the Fund Shares and 0.98% of the Institutional Shares, through at least November 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund’s management fee. This agreement may only be terminated by the Fund’s Board of Trustees.